UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Cash Reserves Federal Money Market Fund Admiral™ Shares - VMRXX

Federal Money Market Fund Investor Shares - VMFXX

Vanguard Cash Reserves Federal Money Market Fund

Admiral™ Shares (VMRXX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$122,755
Number of Portfolio Holdings	273
Total Investment Advisory Fees (in thousands)	$1,185

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	43.2%
8 to 30 Days	18.0%
31 to 60 Days	22.1%
61 to 90 Days	6.3%
91 to 180 Days	11.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR66

Vanguard Federal Money Market Fund

Investor Shares (VMFXX)

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$361,670
Number of Portfolio Holdings	273
Total Investment Advisory Fees (in thousands)	$3,351

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	44.6%
8 to 30 Days	17.5%
31 to 60 Days	21.5%
61 to 90 Days	6.0%
91 to 180 Days	11.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR33

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$56,000	$64,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$56,000	$64,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
Cash Reserves Federal Money Market Fund	1
Federal Money Market Fund	14
Treasury Money Market Fund	26
Report of Independent Registered Public Accounting Firm	33
Tax information	34

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (35.5%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.345%	9/3/2025	8,638	8,638
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	4.360%	9/2/2025	19,100	19,100
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.365%	9/2/2025	86,460	86,460
	Federal Farm Credit Discount Notes	4.220%	10/16/2025	32,300	32,135
	Federal Home Loan Banks	4.000%	10/3/2025	2,601,805	2,601,215
	Federal Home Loan Banks	4.000%	10/3/2025	1,074,555	1,074,367
	Federal Home Loan Banks	4.000%	10/8/2025	1,528,000	1,527,729
	Federal Home Loan Banks	4.000%	10/15/2025	1,297,900	1,297,522
	Federal Home Loan Banks	4.125%	10/23/2025	1,292,000	1,291,787
	Federal Home Loan Banks	4.125%	10/23/2025	516,900	516,815
	Federal Home Loan Banks	4.125%	10/30/2025	1,290,375	1,290,097
	Federal Home Loan Banks	4.125%	10/30/2025	776,285	776,142
	Federal Home Loan Banks	4.125%	11/7/2025	1,290,645	1,290,232
	Federal Home Loan Banks	4.000%	2/6/2026	1,270,890	1,269,863
	Federal Home Loan Banks	4.000%	2/13/2026	635,405	634,835
	Federal Home Loan Banks Discount Notes	4.293%–4.418%	9/3/2025	108,252	108,226
	Federal Home Loan Banks Discount Notes	4.288%–4.377%	9/5/2025	315,939	315,790
	Federal Home Loan Banks Discount Notes	4.293%–4.366%	9/10/2025	398,463	398,036
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/12/2025	643,295	642,455
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/17/2025	386,105	385,373
	Federal Home Loan Banks Discount Notes	4.245%–4.379%	9/19/2025	669,084	667,666
	Federal Home Loan Banks Discount Notes	4.198%–4.288%	9/22/2025	438,906	437,824
	Federal Home Loan Banks Discount Notes	4.277%–4.292%	9/24/2025	616,941	615,268
	Federal Home Loan Banks Discount Notes	4.270%	9/25/2025	195,448	194,898
	Federal Home Loan Banks Discount Notes	4.267%–4.398%	9/26/2025	1,400,919	1,396,770
	Federal Home Loan Banks Discount Notes	4.267%–4.273%	10/1/2025	158,167	157,612
	Federal Home Loan Banks Discount Notes	4.338%–4.35%	10/3/2025	40,824	40,670
	Federal Home Loan Banks Discount Notes	4.146%–4.301%	10/6/2025	893,573	890,042
	Federal Home Loan Banks Discount Notes	4.237%–4.303%	10/7/2025	241,700	240,682
	Federal Home Loan Banks Discount Notes	4.374%–4.375%	10/10/2025	113,172	112,648
	Federal Home Loan Banks Discount Notes	4.371%–4.381%	10/15/2025	278,279	276,827
	Federal Home Loan Banks Discount Notes	4.278%	10/17/2025	2,700	2,685
	Federal Home Loan Banks Discount Notes	4.296%	10/22/2025	126,368	125,614
	Federal Home Loan Banks Discount Notes	4.298%–4.361%	10/29/2025	305,936	303,850
	Federal Home Loan Banks Discount Notes	4.222%–4.329%	10/31/2025	366,000	363,405
	Federal Home Loan Banks Discount Notes	4.283%	11/3/2025	218,856	217,270
	Federal Home Loan Banks Discount Notes	4.267%–4.284%	11/5/2025	286,755	284,608
	Federal Home Loan Banks Discount Notes	4.158%–4.273%	11/7/2025	280,526	278,355
	Federal Home Loan Banks Discount Notes	4.234%	11/10/2025	220,100	218,330
	Federal Home Loan Banks Discount Notes	4.257%–4.263%	11/12/2025	122,043	121,028
	Federal Home Loan Banks Discount Notes	4.257%–4.286%	11/14/2025	170,101	168,650
	Federal Home Loan Banks Discount Notes	4.111%–4.25%	11/21/2025	39,666	39,296
	Federal Home Loan Banks Discount Notes	4.164%–4.211%	11/26/2025	84,909	84,075
	Federal Home Loan Banks Discount Notes	4.239%	12/5/2025	50,544	49,994
	Federal Home Loan Banks Discount Notes	4.015%–4.187%	12/17/2025	398,681	393,876
	Federal Home Loan Banks Discount Notes	4.076%–4.144%	12/19/2025	192,731	190,354
	Federal Home Loan Banks Discount Notes	3.931%–4.09%	1/8/2026	188,848	186,159
	Federal Home Loan Banks Discount Notes	4.064%	1/23/2026	252,524	248,514
	Federal Home Loan Banks Discount Notes	4.058%	1/30/2026	284,049	279,331
	Federal Home Loan Banks Discount Notes	4.051%	2/5/2026	505,048	496,348
	Federal Home Loan Banks Discount Notes	3.967%	2/9/2026	505,313	496,464
	Federal Home Loan Banks Discount Notes	4.029%	2/20/2026	47,952	47,054
	Federal Home Loan Banks Discount Notes	4.045%	2/25/2026	64,103	62,864
	Federal Home Loan Banks Discount Notes	4.022%	2/27/2026	217,184	212,962
	Federal Home Loan Banks Discount Notes	3.948%	3/4/2026	126,340	177,084
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	670,280	670,280
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	434,800	434,800
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	223,980	223,980
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	223,200	223,200
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	214,300	214,300
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	111,370	111,370
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	111,370	111,370
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	58,400	58,400
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	441,000	441,000
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	129,900	129,900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	129,800	129,800
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	129,800	129,800
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	101,600	101,600
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	90,900	90,900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	90,800	90,800
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	77,800	77,800

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	598,245	598,245
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	422,700	422,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	416,485	416,485
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	388,500	388,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	375,900	375,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	333,040	333,040
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	329,700	329,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	327,300	327,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	221,985	221,985
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	186,515	186,515
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	163,200	163,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	159,400	159,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	155,535	155,533
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	155,460	155,460
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	111,000	111,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	111,000	111,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	111,000	111,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	111,000	111,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	109,900	109,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	108,800	108,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	108,600	108,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	107,400	107,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	107,200	107,198
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	106,600	106,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	87,700	87,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	76,900	76,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	64,700	64,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	64,600	64,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	55,400	55,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	53,300	53,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	52,715	52,715
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	32,900	32,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	21,900	21,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	177,900	177,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	110,200	110,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	110,200	110,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	109,600	109,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	109,600	109,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	108,800	108,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	107,700	107,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	107,500	107,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	107,400	107,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	106,400	106,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	98,600	98,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	84,330	84,330
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	75,500	75,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	64,800	64,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	63,800	63,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	63,800	63,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	63,500	63,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	55,500	55,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	55,300	55,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	54,900	54,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	54,900	54,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	54,400	54,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	53,600	53,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	53,430	53,430
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	43,900	43,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	33,200	33,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	32,400	32,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	25,400	25,400
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	215,700	215,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	215,200	215,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	214,800	214,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	127,000	127,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	107,400	107,400
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	105,945	105,945
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	100,300	100,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	86,300	86,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	77,150	77,150
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	55,330	55,330
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	54,400	54,400
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	25,500	25,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	648,000	648,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	441,500	441,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	358,000	358,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	238,800	238,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	214,800	214,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	178,600	178,600
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	154,000	154,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	149,900	149,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	119,800	119,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	119,000	119,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	83,000	83,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	83,000	83,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	83,000	83,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	59,900	59,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	22,100	22,100
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	777,400	777,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	177,800	177,800
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	119,000	119,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	83,000	83,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	53,480	53,480
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	23,600	23,600
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.365%	9/3/2025	63,555	63,555
[2]	Federal Home Loan Banks, SOFR + 0.180%	4.520%	9/3/2025	410,000	410,000
[2]	Federal Home Loan Banks, SOFR + 0.190%	4.530%	9/3/2025	135,800	135,800
[2]	Federal Home Loan Banks, SOFR + 0.190%	4.530%	9/3/2025	93,900	93,900
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	4.480%	9/2/2025	39,415	39,415
[3]	Freddie Mac Discount Notes	4.341%	9/18/2025	10,124	10,104
[3]	Freddie Mac Discount Notes	4.158%	11/7/2025	318,466	316,021
[3]	Freddie Mac Discount Notes	4.163%	12/5/2025	53,361	52,784
Total U.S. Government Agency Debt (Cost $43,602,614)					43,602,614
U.S. Treasury Debt (35.8%)
	United States Treasury Bill	4.203%–4.364%	9/2/2025	323,232	323,193
	United States Treasury Bill	4.167%–4.227%	9/4/2025	1,718,880	1,718,293
	United States Treasury Bill	3.712%	9/9/2025	1,228,000	1,226,827
	United States Treasury Bill	4.150%	9/11/2025	2,411,748	2,409,018
	United States Treasury Bill	4.176%–4.183%	9/18/2025	3,011,126	3,005,129
	United States Treasury Bill	3.996%–4.117%	9/23/2025	1,843,000	1,838,181
	United States Treasury Bill	4.160%	9/25/2025	1,377,892	1,374,140
	United States Treasury Bill	4.131%	9/30/2025	1,409,498	1,404,707
	United States Treasury Bill	4.145%	10/2/2025	1,235,000	1,230,672
	United States Treasury Bill	4.116%–4.193%	10/7/2025	650,099	647,361
	United States Treasury Bill	4.222%	10/9/2025	1,230,000	1,224,476
	United States Treasury Bill	4.123%–4.131%	10/14/2025	2,237,919	2,226,640
	United States Treasury Bill	4.135%–4.212%	10/16/2025	2,419,330	2,406,768
	United States Treasury Bill	4.146%	10/21/2025	1,227,000	1,219,783
	United States Treasury Bill	4.124%–4.207%	10/23/2025	3,065,000	3,046,565
	United States Treasury Bill	4.106%	10/28/2025	1,133,101	1,125,575
	United States Treasury Bill	4.096%	11/4/2025	1,229,000	1,219,856
	United States Treasury Bill	4.132%	11/6/2025	697,465	692,140
	United States Treasury Bill	4.181%	11/13/2025	1,218,751	1,208,606
	United States Treasury Bill	4.136%	11/25/2025	1,227,000	1,214,760
	United States Treasury Bill	4.121%	12/2/2025	1,224,000	1,210,831
	United States Treasury Bill	4.017%	12/9/2025	1,227,000	1,213,149
	United States Treasury Bill	3.962%	12/16/2025	822,780	812,968
	United States Treasury Bill	3.962%–4.138%	12/23/2025	1,330,349	1,313,434
	United States Treasury Bill	3.932%	12/30/2025	1,223,000	1,206,748
	United States Treasury Bill	4.197%	1/29/2026	1,195,683	1,175,157
	United States Treasury Bill	4.051%	2/5/2026	1,206,756	1,185,810
	United States Treasury Bill	4.041%	2/12/2026	536,202	526,504
	United States Treasury Bill	4.015%	2/19/2026	1,225,000	1,202,045
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.293%	9/1/2025	153,000	152,980
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	4.302%	9/3/2025	21,231	21,216
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.313%	9/1/2025	1,545,836	1,545,884
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.325%	9/1/2025	1,055,818	1,055,601
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.388%	9/1/2025	542,476	542,528
Total U.S. Treasury Debt (Cost $43,927,545)					43,927,545
U.S. Treasury Repurchase Agreements (30.2%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/29/2025, Repurchase Value $930,447, collateralized by U.S. Treasury Obligations 0.375%–4.000%, 12/31/2025–2/15/2045, with a value of $948,600)	4.330%	9/2/2025	930,000	930,000
	Banco Santander SA (Dated 8/29/2025, Repurchase Value $387,186, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 5/31/2026–8/15/2052, with a value of $394,740)	4.330%	9/2/2025	387,000	387,000
	Bank of Montreal (Dated 8/1/2025, Repurchase Value $254,980, collateralized by U.S. Treasury Obligations 3.375%–4.125%, 4/30/2027–5/15/2033, with a value of $259,080)	4.340%	9/2/2025	254,000	254,000
	Bank of Montreal (Dated 8/29/2025, Repurchase Value $38,018, collateralized by U.S. Treasury Obligations 0.000%, 11/06/2025-11/25/2025, with a value of $38,760)	4.330%	9/2/2025	38,000	38,000
	Bank of Nova Scotia (Dated 8/29/2025, Repurchase Value $465,224, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 9/15/2025–8/15/2053, with a value of $474,300)	4.330%	9/2/2025	465,000	465,000
	Barclays Bank plc (Dated 8/29/2025, Repurchase Value $775,373, collateralized by U.S. Treasury Obligations 0.000%–6.375%, 12/31/2025-8/15/2035, with a value of $790,500)	4.330%	9/2/2025	775,000	775,000
	Barclays Bank plc (Dated 8/4/2025, Repurchase Value $647,470, collateralized by U.S. Treasury Obligations 0.000%–5.375%, 12/31/2025–5/15/2045, with a value of $656,880)	4.310%	9/18/2025	644,000	644,000
	BNP Paribas Securities Corp. (Dated 7/1/2025, Repurchase Value $359,705, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 10/14/2025–2/15/2049, with a value of $364,140)	4.330%	9/2/2025	357,000	357,000
	BNP Paribas Securities Corp. (Dated 7/2/2025, Repurchase Value $80,596, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 10/14/2025–4/15/2028, with a value of $81,600)	4.325%	9/2/2025	80,000	80,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 7/3/2025, Repurchase Value $239,773, collateralized by U.S. Treasury Obligations 1.125%–6.000%, 2/15/2026–10/31/2029, with a value of $242,760)	4.325%	9/3/2025	238,000	238,000
BNP Paribas Securities Corp. (Dated 8/25/2025, Repurchase Value $212,540, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 12/26/2025–3/31/2031, with a value of $216,240)	4.370%	9/15/2025	212,000	212,000
BNP Paribas Securities Corp. (Dated 7/21/2025, Repurchase Value $1,633,326, collateralized by U.S. Treasury Obligations 0.000%–6.375%, 11/20/2025–2/15/2049, with a value of $1,653,420)	4.345%	9/22/2025	1,621,000	1,621,000
BNP Paribas Securities Corp. (Dated 7/28/2025, Repurchase Value $547,124, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 9/30/2025–2/28/2027, with a value of $553,860)	4.340%	9/29/2025	543,000	543,000
BNP Paribas Securities Corp. (Dated 7/29/2025, Repurchase Value $186,383, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 7/31/2026–11/15/2040, with a value of $188,700)	4.340%	9/29/2025	185,000	185,000
BNP Paribas Securities Corp. (Dated 7/30/2025, Repurchase Value $185,372, collateralized by U.S. Treasury Obligations 0.625%–1.125%, 8/31/2028–7/15/2032, with a value of $187,680)	4.330%	9/30/2025	184,000	184,000
BNP Paribas Securities Corp. (Dated 8/4/2025, Repurchase Value $465,477, collateralized by U.S. Treasury Obligations 1.875%–4.625%, 1/31/2027–5/15/2034, with a value of $471,240)	4.300%	10/6/2025	462,000	462,000
BNP Paribas Securities Corp. (Dated 8/14/2025, Repurchase Value $509,652, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/15/2025–2/15/2053, with a value of $516,120)	4.260%	10/14/2025	506,000	506,000
BNP Paribas Securities Corp. (Dated 8/11/2025, Repurchase Value $82,625, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 9/23/2025–7/15/2032, with a value of $83,640)	4.290%	10/14/2025	82,000	82,000
BNP Paribas Securities Corp. (Dated 8/27/2025, Repurchase Value $212,519, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 7/31/2026–5/15/2038, with a value of $215,220)	4.250%	10/27/2025	211,000	211,000
Canadian Imperial Bank of Commerce (Dated 8/7/2025, Repurchase Value $74,250, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 1/31/2026–8/15/2055, with a value of $75,480)	4.340%	9/4/2025	74,000	74,000
Canadian Imperial Bank of Commerce (Dated 8/11/2025, Repurchase Value $109,408, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/18/2025–2/15/2047, with a value of $111,180)	4.350%	9/11/2025	109,000	109,000
Canadian Imperial Bank of Commerce (Dated 8/25/2025, Repurchase Value $137,349, collateralized by U.S. Treasury Obligations 0.125%–4.332%, 1/15/2026–2/15/2047, with a value of $139,740)	4.370%	9/15/2025	137,000	137,000
Canadian Imperial Bank of Commerce (Dated 7/31/2025, Repurchase Value $1,223,167, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/30/2025–2/15/2055, with a value of $1,240,320)	4.330%	9/18/2025	1,216,000	1,216,000
Canadian Imperial Bank of Commerce (Dated 8/28/2025, Repurchase Value $50,191, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/15/2026–2/15/2052, with a value of $51,000)	4.290%	9/29/2025	50,000	50,000
Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $1,181,568, collateralized by U.S. Treasury Obligations 1.875%–4.625%, 2/28/2029-7/31/2029, with a value of $1,204,620)	4.330%	9/2/2025	1,181,000	1,181,000
Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $949,457, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 11/30/2027–3/15/2028, with a value of $967,980)	4.330%	9/2/2025	949,000	949,000
Citigroup Global Markets Ltd. (Dated 8/27/2025, Repurchase Value $1,932,641, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 11/15/2027–2/15/2028, with a value of $1,969,620)	4.370%	9/3/2025	1,931,000	1,931,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $410,197, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 11/30/2025–5/15/2030, with a value of $418,200)	4.330%	9/2/2025	410,000	410,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/26/2025, Repurchase Value $213,181, collateralized by U.S. Treasury Obligations 4.125%–4.500%, 10/31/2026–12/31/2031, with a value of $217,260)	4.380%	9/2/2025	213,000	213,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $151,073, collateralized by U.S. Treasury Obligations 1.625%, 8/15/2029, with a value of $154,020)	4.330%	9/2/2025	151,000	151,000
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $431,207, collateralized by U.S. Treasury Obligations 1.125%–4.750%, 8/15/2040–8/15/2053, with a value of $439,831)	4.320%	9/2/2025	431,000	431,000
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $213,102, collateralized by U.S. Treasury Obligations 2.250%–4.000%, 5/15/2041–11/15/2052, with a value of $217,365)	4.330%	9/2/2025	213,000	213,000
Deutsche Bank AG (Dated 8/27/2025, Repurchase Value $789,670, collateralized by U.S. Treasury Obligations 0.750%–4.625%, 4/30/2027–7/31/2030, with a value of $805,464)	4.370%	9/3/2025	789,000	789,000
Federal Reserve Bank of New York (Dated 8/29/2025, Repurchase Value $2,245,060, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2032, with a value of $2,245,060)	4.250%	9/2/2025	2,244,000	2,244,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/29/2025, Repurchase Value $1,008,485, collateralized by U.S. Treasury Obligations 3.875%, 6/15/2028, with a value of $1,028,160)	4.330%	9/2/2025	1,008,000	1,008,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/29/2025, Repurchase Value $4,367,100, collateralized by U.S. Treasury Obligations 3.875%–4.375%, 2/15/2034–11/15/2034, with a value of $4,474,125)	4.330%	9/2/2025	4,365,000	4,365,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $2,328,120, collateralized by U.S. Treasury Obligations 3.375%–4.750%, 11/28/2029-7/31/2029, with a value of $2,373,540)	4.330%	9/2/2025	2,327,000	2,327,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $655,311, collateralized by U.S. Treasury Obligations 1.125%–4.125%, 7/31/2028–1/15/2033, with a value of $668,100)	4.270%	9/2/2025	655,000	655,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 8/29/2025, Repurchase Value $115,055, collateralized by U.S. Treasury Obligations 0.625%, 7/15/2032, with a value of $117,300)	4.330%	9/2/2025	115,000	115,000
Goldman Sachs & Co. (Dated 8/27/2025, Repurchase Value $848,719, collateralized by U.S. Treasury Obligations 0.625%–4.125%, 5/31/2026–11/15/2047, with a value of $864,960)	4.360%	9/3/2025	848,000	848,000
HSBC Securities USA Inc. (Dated 8/29/2025, Repurchase Value $302,145, collateralized by U.S. Treasury Obligations 2.125%–4.125%, 3/31/2029-11/15/2048, with a value of $308,040)	4.330%	9/2/2025	302,000	302,000
ING Financial Markets LLC (Dated 8/29/2025, Repurchase Value $77,037, collateralized by U.S. Treasury Obligations 0.000%, 9/23/25–12/26/25, with a value of $78,578)	4.330%	9/2/2025	77,000	77,000
ING Financial Markets LLC (Dated 8/27/2025, Repurchase Value $105,089, collateralized by U.S. Treasury Obligations 1.375%–3.625%, 8/15/2050–5/15/2053, with a value of $107,191)	4.360%	9/3/2025	105,000	105,000
JP Morgan Securities, LLC (Dated 8/29/2025, Repurchase Value $1,396,672, collateralized by U.S. Treasury Obligations 0.250%–4.125%, 5/31/2027–7/31/2028, with a value of $1,423,920)	4.330%	9/2/2025	1,396,000	1,396,000
MUFG Securities Americas Inc. (Dated 8/29/2025, Repurchase Value $15,007, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 1/22/2026–11/15/2040, with a value of $15,300)	4.340%	9/2/2025	15,000	15,000
MUFG Securities Canada Ltd. (Dated 8/29/2025, Repurchase Value $232,112, collateralized by U.S. Treasury Obligations 0.375%–4.750%, 12/15/2025-5/15/2055, with a value of $236,754)	4.340%	9/2/2025	232,000	232,000
Natixis SA (Dated 8/29/2025, Repurchase Value $309,149, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 1/15/2026–2/15/2053, with a value of $315,332)	4.330%	9/2/2025	309,000	309,000
Navy Federal Credit Union (Dated 8/27/2025, Repurchase Value $52,044, collateralized by U.S. Treasury Obligations 0.875%, 9/30/2026, with a value of $53,162)	4.370%	9/3/2025	52,000	52,000
Nomura Securities International Inc. (Dated 8/29/2025, Repurchase Value $154,074, collateralized by U.S. Treasury Obligations 0.500%–5.250%, 8/31/2026-2/15/2054, with a value of $157,080)	4.330%	9/2/2025	154,000	154,000
RBC Dominion Securities Inc. (Dated 8/29/2025, Repurchase Value $29,014, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 10/31/2025-2/15/2050, with a value of $29,580)	4.330%	9/2/2025	29,000	29,000
RBC Dominion Securities Inc. (Dated 7/31/2025, Repurchase Value $214,257, collateralized by U.S. Treasury Obligations 0.250%–5.000%, 5/15/2027–2/15/2046, with a value of $217,260)	4.335%	9/18/2025	213,000	213,000
Royal Bank of Canada (Dated 7/1/2025, Repurchase Value $223,707, collateralized by U.S. Treasury Obligations 2.250%, 8/15/2027, with a value of $226,440)	4.325%	9/3/2025	222,000	222,000
Royal Bank of Canada (Dated 7/2/2025, Repurchase Value $387,960, collateralized by U.S. Treasury Obligations 3.875%–4.125%, 11/15/2027–8/15/2033, with a value of $392,700)	4.325%	9/4/2025	385,000	385,000
Royal Bank of Canada (Dated 7/7/2025, Repurchase Value $191,438, collateralized by U.S. Treasury Obligations 1.875%–3.875%, 6/30/2026–2/15/2049, with a value of $193,800)	4.325%	9/8/2025	190,000	190,000
Royal Bank of Canada (Dated 7/15/2025, Repurchase Value $780,079, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 1/15/2026–2/15/2054, with a value of $789,480)	4.350%	9/18/2025	774,000	774,000
Royal Bank of Canada (Dated 8/1/2025, Repurchase Value $127,949, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 9/2/2025–5/31/2029, with a value of $129,540)	4.340%	10/2/2025	127,000	127,000
Smbc Nikko Securities America (Dated 8/29/2025, Repurchase Value $154,074, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/9/2025–2/15/2035, with a value of $157,080)	4.330%	9/2/2025	154,000	154,000
Smbc Nikko Securities America (Dated 8/27/2025, Repurchase Value $105,089, collateralized by U.S. Treasury Obligations 0.875%–5.000%, 10/31/2025–2/15/2034, with a value of $107,100)	4.360%	9/3/2025	105,000	105,000
Societe Generale SA (Dated 8/26/2025, Repurchase Value $853,726, collateralized by U.S. Treasury Obligations 4.000%–4.625%, 1/15/2028–2/15/2035, with a value of $870,060)	4.380%	9/2/2025	853,000	853,000
Societe Generale SA (Dated 8/27/2025, Repurchase Value $424,360, collateralized by U.S. Treasury Obligations 1.125%–3.625%, 8/15/2040–5/15/2047, with a value of $432,480)	4.370%	9/3/2025	424,000	424,000
Societe Generale SA (Dated 8/28/2025, Repurchase Value $420,355, collateralized by U.S. Treasury Obligations 1.625%–3.750%, 8/15/2041–2/15/2052, with a value of $428,400)	4.350%	9/4/2025	420,000	420,000
Societe Generale SA (Dated 8/28/2025, Repurchase Value $242,204, collateralized by U.S. Treasury Obligations 4.625%–4.750%, 11/15/2053–5/15/2054, with a value of $246,840)	4.340%	9/4/2025	242,000	242,000
Standard Chartered Bank (Dated 8/29/2025, Repurchase Value $457,220, collateralized by U.S. Treasury Obligations 0.625%–5.000%, 2/29/2028–5/15/2045, with a value of $466,364)	4.330%	9/2/2025	457,000	457,000
Sumitomo Mitsui Banking Corp. (Dated 8/29/2025, Repurchase Value $2,048,985, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 9/30/2025-11/15/2049, with a value of $2,088,960)	4.330%	9/2/2025	2,048,000	2,048,000
TD Securities (USA) LLC (Dated 8/27/2025, Repurchase Value $105,089, collateralized by U.S. Treasury Obligations 1.375%–6.750%, 8/15/2026–8/15/2054, with a value of $107,100)	4.360%	9/3/2025	105,000	105,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Truist Bank (Dated 8/29/2025, Repurchase Value $77,037, collateralized by U.S. Treasury Obligations 3.500%–4.000%, 9/15/2025-2/29/2028, with a value of $78,540)	4.330%	9/2/2025	77,000	77,000
Total U.S. Treasury Repurchase Agreements (Cost $37,057,000)				37,057,000
Total Investments (101.5%) (Cost $124,587,159)				124,587,159
Other Assets and Liabilities—Net (-1.5%)				(1,832,443)
Net Assets (100%)				122,754,716
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $87,530,159)	87,530,159
Repurchase Agreements (Cost $37,057,000)	37,057,000
Total Investments in Securities	124,587,159
Investment in Vanguard	3,143
Cash	1
Receivables for Accrued Income	375,209
Receivables for Capital Shares Issued	157,753
Total Assets	125,123,265
Liabilities
Payables for Investment Securities Purchased	2,192,997
Payables for Capital Shares Redeemed	139,192
Payables for Distributions	30,994
Payables to Vanguard	5,366
Total Liabilities	2,368,549
Net Assets	122,754,716
At August 31, 2025, net assets consisted of:

Paid-in Capital	122,751,193
Total Distributable Earnings (Loss)	3,523
Net Assets	122,754,716

Net Assets
Applicable to 122,737,910,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	122,754,716
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	5,479,210
Total Income	5,479,210
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,185
Management and Administrative	111,794
Marketing and Distribution	6,353
Custodian Fees	549
Auditing Fees	28
Shareholders’ Reports and Proxy Fees	1,466
Trustees’ Fees and Expenses	71
Other Expenses	15
Total Expenses	121,461
Net Investment Income	5,357,749
Realized Net Gain (Loss) on Investment Securities Sold	3,394
Net Increase (Decrease) in Net Assets Resulting from Operations	5,361,143

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,357,749	6,131,096
Realized Net Gain (Loss)	3,394	174
Net Increase (Decrease) in Net Assets Resulting from Operations	5,361,143	6,131,270
Distributions
Total Distributions	(5,357,732)	(6,131,830)
Capital Share Transactions (at $1.00 per share)
Issued	55,018,453	56,121,133
Issued in Lieu of Cash Distributions	4,943,098	5,658,994
Redeemed	(57,374,429)	(50,614,789)
Net Increase (Decrease) from Capital Share Transactions	2,587,122	11,165,338
Total Increase (Decrease)	2,590,533	11,164,778
Net Assets
Beginning of Period	120,164,183	108,999,405
End of Period	122,754,716	120,164,183

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0441	.0530	.0435	.0047	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	(.0006)	.0002	—
Total from Investment Operations	.0441	.0531	.0429	.0049	.0002
Distributions
Dividends from Net Investment Income	(.0441)	(.0531)	(.0429)	(.0048)	(.0002)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0001)	—
Total Distributions	(.0441)	(.0531)	(.0429)	(.0049)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.50%	5.44%	4.38%	0.49%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122,755	$120,164	$108,999	$88,550	$94,883
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.10%[5]	0.10%[5]	0.08%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.41%	5.30%	4.35%	0.47%	0.02%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,143,000, representing less than 0.01% of the fund’s net assets and 1.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	34,519
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(30,994)
Total	3,523
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	5,357,732	6,131,822
Long-Term Capital Gains	—	8
Total	5,357,732	6,131,830
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	124,587,161
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(2)
Net Unrealized Appreciation (Depreciation)	(2)
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Cash Reserves Federal Money Market Fund
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (34.0%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.345%	9/3/2025	24,774	24,774
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	4.360%	9/2/2025	55,700	55,700
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.365%	9/2/2025	252,635	252,635
	Federal Farm Credit Discount Notes	4.388%	9/8/2025	946	945
	Federal Farm Credit Discount Notes	4.220%	10/16/2025	92,400	91,929
	Federal Home Loan Banks	4.000%	10/3/2025	7,371,185	7,369,514
	Federal Home Loan Banks	4.000%	10/3/2025	3,029,385	3,028,855
	Federal Home Loan Banks	4.000%	10/8/2025	4,306,300	4,305,536
	Federal Home Loan Banks	4.000%	10/15/2025	3,688,700	3,687,626
	Federal Home Loan Banks	4.125%	10/23/2025	3,694,200	3,693,590
	Federal Home Loan Banks	4.125%	10/23/2025	1,477,600	1,477,356
	Federal Home Loan Banks	4.125%	10/30/2025	3,695,825	3,695,029
	Federal Home Loan Banks	4.125%	10/30/2025	2,215,470	2,215,063
	Federal Home Loan Banks	4.125%	11/7/2025	3,695,660	3,694,476
	Federal Home Loan Banks	4.000%	2/6/2026	3,729,110	3,726,097
	Federal Home Loan Banks	4.000%	2/13/2026	1,864,595	1,862,923
	Federal Home Loan Banks Discount Notes	4.293%–4.399%	9/3/2025	220,208	220,156
	Federal Home Loan Banks Discount Notes	4.288%–4.399%	9/5/2025	913,218	912,787
	Federal Home Loan Banks Discount Notes	4.293%–4.366%	9/10/2025	1,164,809	1,163,562
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/12/2025	1,831,826	1,829,435
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/17/2025	1,121,706	1,119,581
	Federal Home Loan Banks Discount Notes	4.245%–4.379%	9/19/2025	1,937,941	1,933,833
	Federal Home Loan Banks Discount Notes	4.198%–4.288%	9/22/2025	1,270,419	1,267,288
	Federal Home Loan Banks Discount Notes	4.277%–4.292%	9/24/2025	1,797,575	1,792,700
	Federal Home Loan Banks Discount Notes	4.270%	9/25/2025	569,915	568,312
	Federal Home Loan Banks Discount Notes	4.267%–4.406%	9/26/2025	2,632,534	2,624,769
	Federal Home Loan Banks Discount Notes	4.267%–4.273%	10/1/2025	460,550	458,933
	Federal Home Loan Banks Discount Notes	4.338%–4.35%	10/3/2025	109,140	108,727
	Federal Home Loan Banks Discount Notes	4.146%–4.301%	10/6/2025	2,530,690	2,520,690
	Federal Home Loan Banks Discount Notes	4.237%–4.303%	10/7/2025	692,900	689,983
	Federal Home Loan Banks Discount Notes	4.374%–4.375%	10/10/2025	330,522	328,993
	Federal Home Loan Banks Discount Notes	4.371%–4.381%	10/15/2025	812,977	808,735
	Federal Home Loan Banks Discount Notes	4.278%	10/17/2025	7,600	7,559
	Federal Home Loan Banks Discount Notes	4.296%	10/22/2025	367,202	365,010
	Federal Home Loan Banks Discount Notes	4.298%–4.361%	10/29/2025	888,527	882,469
	Federal Home Loan Banks Discount Notes	4.222%–4.329%	10/31/2025	521,000	517,318
	Federal Home Loan Banks Discount Notes	4.283%	11/3/2025	626,401	621,863
	Federal Home Loan Banks Discount Notes	4.267%–4.284%	11/5/2025	825,428	819,248
	Federal Home Loan Banks Discount Notes	4.158%–4.273%	11/7/2025	779,405	773,370
	Federal Home Loan Banks Discount Notes	4.2344.234%	11/10/2025	629,300	624,240
	Federal Home Loan Banks Discount Notes	4.257%–4.263%	11/12/2025	358,896	355,910
	Federal Home Loan Banks Discount Notes	4.257%–4.286%	11/14/2025	495,280	491,054
	Federal Home Loan Banks Discount Notes	4.111%	11/21/2025	94,522	93,639
	Federal Home Loan Banks Discount Notes	4.164%–4.211%	11/26/2025	250,714	248,251
	Federal Home Loan Banks Discount Notes	4.239%	12/5/2025	148,315	146,701
	Federal Home Loan Banks Discount Notes	4.015%–4.179%	12/17/2025	1,171,815	1,157,692
	Federal Home Loan Banks Discount Notes	4.076%–4.144%	12/19/2025	568,440	561,428
	Federal Home Loan Banks Discount Notes	3.931%–4.09%	1/8/2026	556,877	548,947
	Federal Home Loan Banks Discount Notes	4.064%	1/23/2026	744,818	732,990
	Federal Home Loan Banks Discount Notes	4.058%	1/30/2026	837,961	824,042
	Federal Home Loan Banks Discount Notes	4.051%	2/5/2026	1,489,634	1,463,973
	Federal Home Loan Banks Discount Notes	3.967%	2/9/2026	1,489,372	1,463,291
	Federal Home Loan Banks Discount Notes	4.029%	2/20/2026	141,393	138,745
	Federal Home Loan Banks Discount Notes	4.045%	2/25/2026	189,282	185,623
	Federal Home Loan Banks Discount Notes	4.022%	2/27/2026	640,529	628,076
	Federal Home Loan Banks Discount Notes	3.948%	3/4/2026	532,433	521,877
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	1,911,275	1,911,275
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	1,235,700	1,235,700
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	639,145	639,145
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	636,900	636,900
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	608,500	608,500
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	317,110	317,110
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	317,110	317,110
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	166,000	166,000
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	1,254,400	1,254,400
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	368,900	368,900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	368,900	368,900
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	368,800	368,800
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	289,800	289,800
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	258,300	258,300
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	258,200	258,200

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	221,400	221,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	1,744,935	1,744,935
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	1,226,600	1,226,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	1,204,505	1,204,505
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	1,117,700	1,117,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	1,093,295	1,093,295
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	958,610	958,610
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	954,200	954,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	938,200	938,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	638,750	638,750
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	539,915	539,915
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	475,800	475,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	464,800	464,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	458,045	458,039
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	447,255	447,255
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	319,500	319,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	319,500	319,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	319,300	319,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	319,300	319,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	318,000	318,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	317,200	317,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	316,400	316,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	316,255	316,248
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	313,800	313,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	305,800	305,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	253,000	253,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	222,600	222,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	185,200	185,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	184,600	184,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	159,300	159,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	155,530	155,530
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	152,900	152,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	95,300	95,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	63,400	63,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	520,300	520,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	317,200	317,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	317,100	317,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	315,700	315,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	315,400	315,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	315,400	315,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	314,400	314,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	314,300	314,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	313,800	313,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	308,600	308,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	284,700	284,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	248,730	248,730
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	216,700	216,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	188,000	188,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	185,800	185,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	185,500	185,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	185,200	185,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	159,700	159,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	159,400	159,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	159,000	159,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	158,800	158,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	158,600	158,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	157,200	157,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	156,800	156,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	127,000	127,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	95,700	95,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	94,800	94,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	74,300	74,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	630,900	630,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	629,000	629,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	628,300	628,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	586,800	586,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	371,700	371,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	313,800	313,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	311,715	311,715
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	252,300	252,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	220,745	220,745
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	158,530	158,530
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	156,000	156,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	74,300	74,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	1,845,000	1,845,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	1,263,700	1,263,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	1,025,000	1,025,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	682,200	682,200
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	627,800	627,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	509,900	509,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	442,000	442,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	429,400	429,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	341,500	341,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	341,000	341,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	239,000	239,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	238,000	238,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	238,000	238,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	170,700	170,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	63,100	63,100
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	2,214,200	2,214,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	508,300	508,300
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	342,000	342,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	238,000	238,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	157,335	157,335
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	67,500	67,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	4.365%	9/3/2025	185,780	185,780
[2]	Federal Home Loan Banks, SOFR + 0.180%	4.520%	9/3/2025	586,000	586,000
[2]	Federal Home Loan Banks, SOFR + 0.190%	4.530%	9/3/2025	362,800	362,800
[2]	Federal Home Loan Banks, SOFR + 0.190%	4.530%	9/3/2025	256,100	256,100
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	4.480%	9/2/2025	107,179	107,179
[3]	Freddie Mac Discount Notes	4.341%	9/18/2025	29,311	29,252
[3]	Freddie Mac Discount Notes	4.158%	11/7/2025	940,176	932,958
[3]	Freddie Mac Discount Notes	4.163%	12/5/2025	157,626	155,921
Total U.S. Government Agency Debt (Cost $123,105,615)					123,105,615
U.S. Treasury Debt (35.0%)
	United States Treasury Bill	4.203%–4.364%	9/2/2025	945,799	945,686
	United States Treasury Bill	4.167%–4.227%	9/4/2025	4,851,510	4,849,853
	United States Treasury Bill	3.712%	9/9/2025	3,602,000	3,598,558
	United States Treasury Bill	4.150%	9/11/2025	6,875,528	6,867,745
	United States Treasury Bill	4.176%–4.183%	9/18/2025	8,702,874	8,685,533
	United States Treasury Bill	3.996%–4.117%	9/23/2025	5,379,000	5,364,936
	United States Treasury Bill	4.160%	9/25/2025	3,792,176	3,781,849
	United States Treasury Bill	4.131%	9/30/2025	4,042,552	4,028,809
	United States Treasury Bill	4.145%	10/2/2025	3,508,000	3,495,705
	United States Treasury Bill	4.116%–4.193%	10/7/2025	1,871,717	1,863,835
	United States Treasury Bill	4.2224.222%	10/9/2025	3,587,000	3,570,889
	United States Treasury Bill	4.123%–4.131%	10/14/2025	6,465,095	6,432,511
	United States Treasury Bill	4.135%–4.212%	10/16/2025	6,977,075	6,940,837
	United States Treasury Bill	4.146%	10/21/2025	3,550,000	3,529,119
	United States Treasury Bill	4.124%–4.207%	10/23/2025	8,876,000	8,822,601
	United States Treasury Bill	4.106%	10/28/2025	3,287,470	3,265,634
	United States Treasury Bill	4.096%	11/4/2025	3,584,000	3,557,335
	United States Treasury Bill	4.132%	11/6/2025	2,041,543	2,025,954
	United States Treasury Bill	4.181%	11/13/2025	3,483,965	3,454,964
	United States Treasury Bill	4.136%	11/25/2025	3,584,000	3,548,247
	United States Treasury Bill	4.121%	12/2/2025	3,578,000	3,539,505
	United States Treasury Bill	4.017%	12/9/2025	3,595,000	3,554,417
	United States Treasury Bill	3.962%	12/16/2025	2,417,976	2,389,142
	United States Treasury Bill	3.962%–4.138%	12/23/2025	3,920,739	3,870,887
	United States Treasury Bill	3.932%	12/30/2025	3,612,000	3,564,003
	United States Treasury Bill	4.197%	1/29/2026	3,493,270	3,433,302
	United States Treasury Bill	4.051%	2/5/2026	3,530,841	3,469,555
	United States Treasury Bill	4.041%	2/12/2026	1,574,057	1,545,589
	United States Treasury Bill	4.015%	2/19/2026	3,604,000	3,536,466
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.293%	9/1/2025	393,000	392,950
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	4.302%	9/3/2025	62,678	62,635
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.313%	9/1/2025	4,335,638	4,335,783
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.325%	9/1/2025	2,731,013	2,730,447
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.388%	9/1/2025	1,355,785	1,355,920
Total U.S. Treasury Debt (Cost $126,411,201)					126,411,201
U.S. Treasury Repurchase Agreements (32.5%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/29/2025, Repurchase Value $3,090,486, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 11/30/2025–2/15/2052, with a value of $3,150,780)	4.330%	9/2/2025	3,089,000	3,089,000
	Banco Santander SA (Dated 8/29/2025, Repurchase Value $1,287,619, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 2/26/2026–8/15/2053, with a value of $1,312,740)	4.330%	9/2/2025	1,287,000	1,287,000
	Bank of Montreal (Dated 8/1/2025, Repurchase Value $745,866, collateralized by U.S. Treasury Obligations 0.125%–2.375%, 10/15/2025–7/15/2035, with a value of $757,860)	4.340%	9/2/2025	743,000	743,000
	Bank of Montreal (Dated 8/29/2025, Repurchase Value $129,062, collateralized by U.S. Treasury Obligations 2.000%–4.250%, 5/15/2039–11/15/2043, with a value of $131,580)	4.330%	9/2/2025	129,000	129,000
	Bank of Nova Scotia (Dated 8/29/2025, Repurchase Value $1,544,743, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 9/11/2025–8/15/2055, with a value of $1,574,880)	4.330%	9/2/2025	1,544,000	1,544,000
	Barclays Bank plc (Dated 8/29/2025, Repurchase Value $2,575,238, collateralized by U.S. Treasury Obligations 0.000%–6.750%, 11/13/2025–11/15/2047, with a value of $2,625,480)	4.330%	9/2/2025	2,574,000	2,574,000
	Barclays Bank plc (Dated 8/4/2025, Repurchase Value $1,901,188, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 10/14/2025–2/15/2053, with a value of $1,928,820)	4.310%	9/18/2025	1,891,000	1,891,000
	BNP Paribas Securities Corp. (Dated 7/1/2025, Repurchase Value $1,136,547, collateralized by U.S. Treasury Obligations 0.000%–6.375%, 10/16/2025–5/31/2028, with a value of $1,150,560)	4.330%	9/2/2025	1,128,000	1,128,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 7/2/2025, Repurchase Value $257,907, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 2/15/2026–7/15/2035, with a value of $261,120)	4.325%	9/2/2025	256,000	256,000
BNP Paribas Securities Corp. (Dated 7/3/2025, Repurchase Value $764,653, collateralized by U.S. Treasury Obligations 0.500%–4.125%, 6/30/2026–5/15/2029, with a value of $774,180)	4.325%	9/3/2025	759,000	759,000
BNP Paribas Securities Corp. (Dated 8/25/2025, Repurchase Value $629,601, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 9/2/2025–1/15/2033, with a value of $640,560)	4.370%	9/15/2025	628,000	628,000
BNP Paribas Securities Corp. (Dated 7/21/2025, Repurchase Value $5,104,521, collateralized by U.S. Treasury Obligations 0.125%–5.250%, 1/31/2026–8/15/2055, with a value of $5,167,320)	4.345%	9/22/2025	5,066,000	5,066,000
BNP Paribas Securities Corp. (Dated 7/28/2025, Repurchase Value $1,706,866, collateralized by U.S. Treasury Obligations 1.125%–5.250%, 11/15/2028–2/15/2055, with a value of $1,727,880)	4.340%	9/29/2025	1,694,000	1,694,000
BNP Paribas Securities Corp. (Dated 7/29/2025, Repurchase Value $589,373, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 10/16/2025–2/15/2029, with a value of $596,700)	4.340%	9/29/2025	585,000	585,000
BNP Paribas Securities Corp. (Dated 7/30/2025, Repurchase Value $587,348, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/14/2025–1/31/2030, with a value of $594,660)	4.330%	9/30/2025	583,000	583,000
BNP Paribas Securities Corp. (Dated 8/4/2025, Repurchase Value $1,372,249, collateralized by U.S. Treasury Obligations 0.500%–6.375%, 8/15/2027–7/15/2032, with a value of $1,389,240)	4.300%	10/6/2025	1,362,000	1,362,000
BNP Paribas Securities Corp. (Dated 8/14/2025, Repurchase Value $1,499,748, collateralized by U.S. Treasury Obligations 0.000%–6.375%, 10/16/2025–5/15/2035, with a value of $1,518,780)	4.260%	10/14/2025	1,489,000	1,489,000
BNP Paribas Securities Corp. (Dated 8/11/2025, Repurchase Value $273,067, collateralized by U.S. Treasury Obligations 0.000%–5.250%, 11/18/2025–2/15/2055, with a value of $276,420)	4.290%	10/14/2025	271,000	271,000
BNP Paribas Securities Corp. (Dated 8/27/2025, Repurchase Value $631,515, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 10/9/2025–4/30/2032, with a value of $639,540)	4.250%	10/27/2025	627,000	627,000
Canadian Imperial Bank of Commerce (Dated 8/7/2025, Repurchase Value $218,736, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/18/2025–2/15/2055, with a value of $222,360)	4.340%	9/4/2025	218,000	218,000
Canadian Imperial Bank of Commerce (Dated 8/11/2025, Repurchase Value $443,656, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/18/2025–8/15/2049, with a value of $450,840)	4.350%	9/11/2025	442,000	442,000
Canadian Imperial Bank of Commerce (Dated 8/25/2025, Repurchase Value $410,043, collateralized by U.S. Treasury Obligations 0.125%–4.292%, 1/15/2026–2/15/2055, with a value of $417,180)	4.370%	9/15/2025	409,000	409,000
Canadian Imperial Bank of Commerce (Dated 7/31/2025, Repurchase Value $3,579,975, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/4/2025–5/15/2055, with a value of $3,630,180)	4.330%	9/18/2025	3,559,000	3,559,000
Canadian Imperial Bank of Commerce (Dated 8/28/2025, Repurchase Value $149,568, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 10/15/2025–11/15/2043, with a value of $151,980)	4.290%	9/29/2025	149,000	149,000
Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $3,924,887, collateralized by U.S. Treasury Obligations 0.375%–4.375%, 6/30/2027–10/15/2027, with a value of $4,001,463)	4.330%	9/2/2025	3,923,000	3,923,000
Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $3,151,516, collateralized by U.S. Treasury Obligations 0.375%–4.625%, 4/30/2027–7/31/2027, with a value of $3,213,000)	4.330%	9/2/2025	3,150,000	3,150,000
Citigroup Global Markets Ltd. (Dated 8/27/2025, Repurchase Value $5,713,851, collateralized by U.S. Treasury Obligations 1.875%–4.625%, 9/30/2028–5/31/2029, with a value of $5,823,180)	4.370%	9/3/2025	5,709,000	5,709,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $1,365,657, collateralized by U.S. Treasury Obligations 1.625%–4.375%, 5/15/2042–5/15/2051, with a value of $1,392,300)	4.330%	9/2/2025	1,365,000	1,365,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/26/2025, Repurchase Value $629,536, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 1/31/2026–8/31/2028, with a value of $641,580)	4.380%	9/2/2025	629,000	629,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $504,242, collateralized by U.S. Treasury Obligations 0.375%–4.375%, 9/30/2027–12/31/2029, with a value of $514,080)	4.330%	9/2/2025	504,000	504,000
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $1,420,682, collateralized by U.S. Treasury Obligations 1.875%–4.500%, 1/15/2026–2/15/2055, with a value of $1,449,095)	4.320%	9/2/2025	1,420,000	1,420,000
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $711,342, collateralized by U.S. Treasury Obligations 3.375%–4.125%, 9/15/2027–5/15/2033, with a value of $725,569)	4.330%	9/2/2025	711,000	711,000
Deutsche Bank AG (Dated 8/27/2025, Repurchase Value $2,334,982, collateralized by U.S. Treasury Obligations 0.875%–4.500%, 6/30/2026–8/15/2034, with a value of $2,381,682)	4.370%	9/3/2025	2,333,000	2,333,000
Federal Reserve Bank of New York (Dated 8/29/2025, Repurchase Value $7,114,358, collateralized by U.S. Treasury Obligations 1.625%, 8/15/2029–5/15/2031, with a value of $7,114,358)	4.250%	9/2/2025	7,111,000	7,111,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/29/2025, Repurchase Value $3,347,610, collateralized by U.S. Treasury Obligations 1.000%–4.875%, 7/31/2028–12/31/2028, with a value of $3,412,920)	4.330%	9/2/2025	3,346,000	3,346,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/29/2025, Repurchase Value $14,492,969, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 4/30/2031–2/15/2034, with a value of $14,848,150)	4.330%	9/2/2025	14,486,000	14,486,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $7,725,715, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 7/31/2026–5/15/2053, with a value of $7,876,440)	4.330%	9/2/2025	7,722,000	7,722,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $2,161,025, collateralized by U.S. Treasury Obligations 1.125%–4.500%, 5/31/2027–11/15/2033, with a value of $2,203,200)	4.270%	9/2/2025	2,160,000	2,160,000
Goldman Sachs & Co. (Dated 8/29/2025, Repurchase Value $387,186, collateralized by U.S. Treasury Obligations 1.750%–5.000%, 10/31/2025–5/15/2055, with a value of $394,740)	4.330%	9/2/2025	387,000	387,000
Goldman Sachs & Co. (Dated 8/27/2025, Repurchase Value $2,512,128, collateralized by U.S. Treasury Obligations 3.875%–4.375%, 12/31/2027–11/15/2052, with a value of $2,560,200)	4.360%	9/3/2025	2,510,000	2,510,000
HSBC Securities USA Inc. (Dated 8/29/2025, Repurchase Value $1,004,483, collateralized by U.S. Treasury Obligations 0.875%–4.750%, 9/30/2026–11/15/2053, with a value of $1,024,080)	4.330%	9/2/2025	1,004,000	1,004,000
ING Financial Markets LLC (Dated 8/29/2025, Repurchase Value $257,124, collateralized by U.S. Treasury Obligations 0.375%–5.000%, 10/31/2025–7/31/2031, with a value of $262,266)	4.330%	9/2/2025	257,000	257,000
ING Financial Markets LLC (Dated 8/27/2025, Repurchase Value $313,265, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 12/15/2025–8/15/2032, with a value of $319,531)	4.360%	9/3/2025	313,000	313,000
JP Morgan Securities, LLC (Dated 8/29/2025, Repurchase Value $4,635,229, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 5/15/2028–6/30/2030, with a value of $4,725,660)	4.330%	9/2/2025	4,633,000	4,633,000
MUFG Securities Americas Inc. (Dated 8/29/2025, Repurchase Value $51,025, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 12/9/2025–5/15/2028, with a value of $52,020)	4.340%	9/2/2025	51,000	51,000
MUFG Securities Canada Ltd. (Dated 8/29/2025, Repurchase Value $772,372, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 9/16/2025–11/15/2054, with a value of $787,820)	4.340%	9/2/2025	772,000	772,000
Natixis SA (Dated 8/29/2025, Repurchase Value $1,030,496, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 1/15/2026–2/15/2053, with a value of $1,051,105)	4.330%	9/2/2025	1,030,000	1,030,000
Navy Federal Credit Union (Dated 8/27/2025, Repurchase Value $157,133, collateralized by U.S. Treasury Obligations 0.875%, 9/30/2026, with a value of $160,457)	4.370%	9/3/2025	157,000	157,000
Nomura Securities International Inc. (Dated 8/29/2025, Repurchase Value $515,248, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 9/30/2026–8/15/2054, with a value of $525,300)	4.330%	9/2/2025	515,000	515,000
RBC Dominion Securities Inc. (Dated 8/29/2025, Repurchase Value $99,048, collateralized by U.S. Treasury Obligations 2.375%–4.000%, 10/15/2028–7/31/2030, with a value of $100,980)	4.330%	9/2/2025	99,000	99,000
RBC Dominion Securities Inc. (Dated 7/31/2025, Repurchase Value $630,700, collateralized by U.S. Treasury Obligations 0.000%–6.250%, 11/20/2025–8/15/2053, with a value of $639,540)	4.335%	9/18/2025	627,000	627,000
Royal Bank of Canada (Dated 7/1/2025, Repurchase Value $709,413, collateralized by U.S. Treasury Obligations 1.125%–6.000%, 2/15/2026–7/31/2031, with a value of $718,080)	4.325%	9/3/2025	704,000	704,000
Royal Bank of Canada (Dated 7/2/2025, Repurchase Value $1,245,503, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 11/13/2025–2/15/2054, with a value of $1,260,720)	4.325%	9/4/2025	1,236,000	1,236,000
Royal Bank of Canada (Dated 7/7/2025, Repurchase Value $619,655, collateralized by U.S. Treasury Obligations 1.250%–3.875%, 4/30/2027–5/15/2033, with a value of $627,300)	4.325%	9/8/2025	615,000	615,000
Royal Bank of Canada (Dated 7/15/2025, Repurchase Value $2,460,172, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 9/15/2025–2/15/2053, with a value of $2,489,820)	4.350%	9/18/2025	2,441,000	2,441,000
Royal Bank of Canada (Dated 8/1/2025, Repurchase Value $374,780, collateralized by U.S. Treasury Obligations 1.250%–4.125%, 3/31/2028–8/15/2033, with a value of $379,440)	4.340%	10/2/2025	372,000	372,000
Smbc Nikko Securities America (Dated 8/29/2025, Repurchase Value $515,248, collateralized by U.S. Treasury Obligations 0.750%–4.625%, 1/15/2026–2/15/2034, with a value of $525,300)	4.330%	9/2/2025	515,000	515,000
Smbc Nikko Securities America (Dated 8/27/2025, Repurchase Value $313,265, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 9/4/2025–2/15/2055, with a value of $319,260)	4.360%	9/3/2025	313,000	313,000
Societe Generale SA (Dated 8/26/2025, Repurchase Value $2,520,144, collateralized by U.S. Treasury Obligations 0.125%–1.875%, 4/15/2026–7/15/2034, with a value of $2,568,360)	4.380%	9/2/2025	2,518,000	2,518,000
Societe Generale SA (Dated 8/27/2025, Repurchase Value $1,255,066, collateralized by U.S. Treasury Obligations 4.000%–4.500%, 3/31/2029–5/15/2035, with a value of $1,279,080)	4.370%	9/3/2025	1,254,000	1,254,000
Societe Generale SA (Dated 8/28/2025, Repurchase Value $1,245,052, collateralized by U.S. Treasury Obligations 3.375%–4.125%, 10/31/2026–5/15/2033, with a value of $1,268,880)	4.350%	9/4/2025	1,244,000	1,244,000
Standard Chartered Bank (Dated 8/29/2025, Repurchase Value $1,518,730, collateralized by U.S. Treasury Obligations 0.250%–4.625%, 11/15/2025–5/15/2054, with a value of $1,549,105)	4.330%	9/2/2025	1,518,000	1,518,000
Sumitomo Mitsui Banking Corp. (Dated 8/29/2025, Repurchase Value $6,798,269, collateralized by U.S. Treasury Obligations 0.375%–5.250%, 9/30/2025–8/15/2045, with a value of $6,930,900)	4.330%	9/2/2025	6,795,000	6,795,000
TD Securities (USA) LLC (Dated 8/27/2025, Repurchase Value $313,265, collateralized by U.S. Treasury Obligations 3.750%–4.625%, 6/15/2027–12/31/2029, with a value of $319,260)	4.360%	9/3/2025	313,000	313,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Truist Bank (Dated 8/29/2025, Repurchase Value $257,124, collateralized by U.S. Treasury Obligations 1.500%–3.500%, 9/15/2025–6/30/2029, with a value of $262,140)	4.330%	9/2/2025	257,000	257,000
Total U.S. Treasury Repurchase Agreements (Cost $117,501,000)				117,501,000
Total Investments (101.5%) (Cost $367,017,816)				367,017,816
Other Assets and Liabilities—Net (-1.5%)				(5,348,092)
Net Assets (100%)				361,669,724
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $249,516,816)	249,516,816
Repurchase Agreements (Cost $117,501,000)	117,501,000
Total Investments in Securities	367,017,816
Investment in Vanguard	9,197
Receivables for Accrued Income	1,079,265
Receivables for Capital Shares Issued	344,460
Other Assets	10,500
Total Assets	368,461,238
Liabilities
Payables for Investment Securities Purchased	6,471,140
Payables for Capital Shares Redeemed	256,872
Payables for Distributions	46,109
Payables to Vanguard	17,393
Total Liabilities	6,791,514
Net Assets	361,669,724
At August 31, 2025, net assets consisted of:

Paid-in Capital	361,661,259
Total Distributable Earnings (Loss)	8,465
Net Assets	361,669,724

Net Assets
Applicable to 361,660,749,240 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	361,669,724
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	15,303,588
Total Income	15,303,588
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,351
Management and Administrative	342,493
Marketing and Distribution	20,152
Custodian Fees	1,169
Auditing Fees	28
Shareholders’ Reports and Proxy Fees	6,654
Trustees’ Fees and Expenses	202
Other Expenses	17
Total Expenses	374,066
Net Investment Income	14,929,522
Realized Net Gain (Loss) on Investment Securities Sold	8,726
Net Increase (Decrease) in Net Assets Resulting from Operations	14,938,248

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,929,522	15,287,105
Realized Net Gain (Loss)	8,726	224
Net Increase (Decrease) in Net Assets Resulting from Operations	14,938,248	15,287,329
Distributions
Total Distributions	(14,929,477)	(15,287,168)
Capital Share Transactions (at $1.00 per share)
Issued	152,843,439	142,301,415
Issued in Lieu of Cash Distributions	14,329,536	14,599,718
Redeemed	(115,910,939)	(106,491,032)
Net Increase (Decrease) from Capital Share Transactions	51,262,036	50,410,101
Total Increase (Decrease)	51,270,807	50,410,262
Net Assets
Beginning of Period	310,398,917	259,988,655
End of Period	361,669,724	310,398,917

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0439	.0529	.0432	.0050	.0002
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	(.0005)	(.0002)	—
Total from Investment Operations	.0440	.0529	.0427	.0048	.0002
Distributions
Dividends from Net Investment Income	(.0440)	(.0529)	(.0427)	(.0048)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0440)	(.0529)	(.0427)	(.0048)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.49%	5.42%	4.36%	0.48%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$361,670	$310,399	$259,989	$216,541	$194,385
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%[4]	0.11%[4]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.39%	5.29%	4.32%	0.50%	0.02%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2025, 2024, and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $9,197,000, representing less than 0.01% of the fund’s net assets and 3.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Federal Money Market Fund
At August 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	54,580
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(6)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(46,109)
Total	8,465
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	14,929,477	15,287,168
Long-Term Capital Gains	—	—
Total	14,929,477	15,287,168
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	367,017,822
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(6)
Net Unrealized Appreciation (Depreciation)	(6)
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Debt (104.1%)
	United States Treasury Bill	3.703%–4.364%	9/2/2025	4,028,399	4,027,919
	United States Treasury Bill	4.143%	9/4/2025	8,188,458	8,185,572
	United States Treasury Bill	3.712%–4.350%	9/9/2025	5,501,242	5,495,985
	United States Treasury Bill	4.15%–4.348%	9/11/2025	5,741,165	5,734,368
	United States Treasury Bill	3.694%–4.356%	9/16/2025	5,029,590	5,020,622
	United States Treasury Bill	4.176%–4.365%	9/18/2025	7,250,888	7,236,280
	United States Treasury Bill	4.117%–4.363%	9/23/2025	5,486,039	5,471,675
	United States Treasury Bill	4.148%–4.336%	9/25/2025	11,518,951	11,487,059
	United States Treasury Bill	4.131%–4.333%	9/30/2025	1,788,874	1,782,794
	United States Treasury Bill	4.129%–4.332%	10/2/2025	5,558,429	5,538,264
	United States Treasury Bill	3.968%–4.343%	10/7/2025	4,035,935	4,018,928
	United States Treasury Bill	4.095%–4.353%	10/9/2025	6,476,837	6,448,055
	United States Treasury Bill	4.340%	10/14/2025	59,181	58,883
	United States Treasury Bill	4.135%	10/16/2025	915,000	910,356
	United States Treasury Bill	3.954%–4.319%	10/21/2025	3,171,573	3,152,963
	United States Treasury Bill	4.124%	10/23/2025	939,000	933,507
	United States Treasury Bill	4.106%	10/28/2025	1,414,000	1,404,608
	United States Treasury Bill	4.096%	11/4/2025	5,000,000	4,962,800
	United States Treasury Bill	4.166%	11/6/2025	368,000	365,241
	United States Treasury Bill	4.181%	11/13/2025	4,508,000	4,470,475
	United States Treasury Bill	3.962%	12/16/2025	644,787	637,098
	United States Treasury Bill	3.962%	12/23/2025	960,000	947,796
	United States Treasury Bill	3.932%	12/30/2025	4,084,000	4,029,730
	United States Treasury Bill	4.015%	2/19/2026	1,919,000	1,883,040
	United States Treasury Bill	3.984%	2/26/2026	1,923,000	1,885,776
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.293%	9/1/2025	351,000	350,981
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.313%	9/1/2025	3,085,790	3,086,255
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.325%	9/1/2025	699,996	699,851
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.388%	9/1/2025	325,091	325,126
Total U.S. Treasury Debt (Cost $100,552,007)					100,552,007
Total Investments (104.1%) (Cost $100,552,007)					100,552,007
Other Assets and Liabilities—Net (-4.1%)					(3,996,071)
Net Assets (100%)					96,555,936
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $100,552,007)	100,552,007
Investment in Vanguard	2,441
Cash	2
Receivables for Investment Securities Sold	2,000
Receivables for Accrued Income	17,343
Receivables for Capital Shares Issued	336,154
Other Assets	3,298
Total Assets	100,913,245
Liabilities
Payables for Investment Securities Purchased	4,029,730
Payables for Capital Shares Redeemed	255,317
Payables for Distributions	69,311
Payables to Vanguard	2,951
Total Liabilities	4,357,309
Net Assets	96,555,936
At August 31, 2025, net assets consisted of:

Paid-in Capital	96,555,336
Total Distributable Earnings (Loss)	600
Net Assets	96,555,936

Net Assets
Applicable to 96,552,294,935 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	96,555,936
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	3,972,589
Total Income	3,972,589
Expenses
The Vanguard Group—Note B
Investment Advisory Services	877
Management and Administrative	61,767
Marketing and Distribution	5,260
Custodian Fees	383
Auditing Fees	23
Shareholders’ Reports and Proxy Fees	667
Trustees’ Fees and Expenses	53
Other Expenses	14
Total Expenses	69,044
Net Investment Income	3,903,545
Realized Net Gain (Loss) on Investment Securities Sold	815
Net Increase (Decrease) in Net Assets Resulting from Operations	3,904,360

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,903,545	3,663,097
Realized Net Gain (Loss)	815	243
Net Increase (Decrease) in Net Assets Resulting from Operations	3,904,360	3,663,340
Distributions
Total Distributions	(3,903,546)	(3,663,100)
Capital Share Transactions (at $1.00 per share)
Issued	83,964,887	74,134,563
Issued in Lieu of Cash Distributions	3,116,467	3,214,591
Redeemed	(70,462,485)	(55,750,833)
Net Increase (Decrease) from Capital Share Transactions	16,618,869	21,598,321
Total Increase (Decrease)	16,619,683	21,598,561
Net Assets
Beginning of Period	79,936,253	58,337,692
End of Period	96,555,936	79,936,253

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0440	.0530	.0437	.0045	.0003
Net Realized and Unrealized Gain (Loss) on Investments	.0002	—	(.0015)	—	—
Total from Investment Operations	.0442	.0530	.0422	.0045	.0003
Distributions
Dividends from Net Investment Income	(.0442)	(.0530)	(.0422)	(.0045)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0442)	(.0530)	(.0422)	(.0045)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.51%	5.43%	4.31%	0.45%	0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,556	$79,936	$58,338	$34,355	$35,744
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.09%[4]	0.09%[4]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	4.40%	5.30%	4.37%	0.45%	0.03%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2025, 2024, and 2023, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,441,000, representing less than 0.01% of the fund’s net assets and 0.98% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Treasury Money Market Fund
At August 31, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	69,911
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(69,311)
Total	600
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,903,546	3,663,100
Long-Term Capital Gains	—	—
Total	3,903,546	3,663,100
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	100,552,007
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
F.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
G.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Cash Reserves Federal Money Market Fund	3,697,911
Federal Money Market Fund	9,789,921
Treasury Money Market Fund	3,878,544
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
Q300 102025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.